Stockholders' equity - Schedule of Calculation of Dividends and Interest on Capital (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Statutory net income	R$ 45,659	R$ 37,318
Legal reserve	(2,283)	(1,406)
Dividend calculation basis	43,376	35,912
Minimum mandatory dividend	10,844	8,978
Dividends and interest on capital paid / accrued / identified	R$ 31,647	R$ 25,724